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                                   FORM NSAR-U
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

    Report for six month period ending:  /  /                           (a)

                 or fiscal year ending: 12 / 31 /2006                   (b)

    Is this a transition report?: (Y/N)                                        N
    Is this an amendment to a previous filing? (Y/N)                           N

    Those items or sub-items with a box "**" after the item number should be completed only if the answer has changed from the previous filing on this form.

    1.   A. Registrant Name:        AUL American Individual Unit Trust
         B. File Number: 811-8536
         C. Telephone Number: ( 317 ) 285-1982


    2.   A. Street: One American Square, P.O. Box 368

         B. City: Indianapolis  C. State: IN  D. Zip Code:46206   Zip Ext:0368

         E. Foreign Country:                  Foreign Postal Code:

    3.   Is this the first filing on this form by Registrant? (Y/N)           N

    4.   Is this the last filing on this form by Registrant? (Y/N)            N

    5.   Is Registrant a small business investment company (SBIC)? (Y/N)      N
          [If answer is "Y" (Yes), complete only items 89 through 110.

    6.   Is Registrant a unit investment trust (UIT)? (Y/N).                  Y
          [If answer is "Y" (Yes) complete only items 111 through 132.]

    7.   A.    Is Registrant a series or multiple portfolio company? (Y/N)    N
                [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period?_____________________________________________

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For period ending 12/31/2006                         If fling more then one
File number 811-8536                                    Page 2, "X" box: __

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                Is this the
           Series                                                last fling
           Number                  Series Name                 for this series?
           ------                  -----------                 ----------------

             1         AUL American Individual Unit Trust             N

                                                                    (Y/N)





(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)


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For period ending 12/3l/2006                            If filing more than one
File number 811-8536                                       Page 47, "X" box:___


    UNIT INVESTMENT TRUSTS

111. A.       ** Depositor Name:  American United Life Insurance Co.

     B.       ** File Number (If any):

     C.       ** City:Indianapolis State: IN Zip Code: 46206 Zip Ext.: 0368

                  ** Foreign Country:____________ Foreign Postal Code:_________

111. A.       ** Depositor Name:___________________________________________

     B.       ** File Number (If any):______________

     C.       ** City:_______ State: __________Zip Code:____ Zip Ext.:_____

                  ** Foreign Country:____________ Foreign Postal Code:_________


112. A.       ** Sponsor Name:_____________________________________________

     B.       ** File Number (If any):______________

     C.       ** City:_______ State: __________Zip Code:____ Zip Ext.:_____

                  ** Foreign Country:____________ Foreign Postal Code:_________


112. A.       ** Sponsor Name:_____________________________________________

     B.       ** File Number (If any):______________

     C.       ** City:_______ State: __________Zip Code:____ Zip Ext.:_____

                  ** Foreign Country:____________ Foreign Postal Code:_________


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For period ending 12/31/2006                            If filing more than one
File number 811-8536                                       Page 48, "X" box: __




111. A.** Trustee Name:________________________________________________________

     B.** City__________  State: __________  Zip Code:_______ Zip Ext.:________

       ** Foreign Country:____________________ Foreign Postal Code:____________

113. A.** Trustee Name:________________________________________________________

     B.** City__________  State: __________  Zip Code:_______ Zip Ext.:________

       ** Foreign Country:____________________ Foreign Postal Code:____________



114. A.** Principal Underwriter Name:   OneAmerica Securities Inc.____________

     B.** File Number: 8-_________________12845_______________________________

     C.** City: Indianapolis State: IN  Zip Code: 46206   Zip Ext.:0368

       ** Foreign Country: __________________  Foreign Postal Code:___________


114. A.** Principal Underwriter Name:_________________________________________

     B.** File Number: 8-_____________________________________________________

     C.** City:___________ State:____________ Zip Code:________ Zip Ext.:_____

       ** Foreign Country: __________________  Foreign Postal Code:___________


115. A.** Independent Public Accountant Name: PricewaterhouseCoopers LLP

     B.** City  Indianapolis   State: Indiana   Zip Code: 46204  Zip Ext.:1767

       ** Foreign Country:____________________ Foreign Postal Code:____________


115. A.** Independent Public Accountant Name:

     B.** City__________  State: __________  Zip Code:_______ Zip Ext.:________

       ** Foreign Country:____________________ Foreign Postal Code:____________


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For period ending 12/31/2006                            If filing more than one
File number 811-8536                                     Page 49, "X" box:   __


116. Family of investment companies information:

     A.** Is Registrant part of a family of investment companies? (Y/N)     N
                                                                          (Y/N)

     B.** Identify the family in 10 letters:__ __ __ __ __ __ __ __ __ __

(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.** Is Registrant a separate account of an insurance company?(Y/N)    Y
                                                                          (Y/N)

    If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.** Variable annuity contracts? (Y/N)_______________________________  Y
                                                                          (Y/N)
     C.** Scheduled premium variable life contracts? (Y/N)________________  N
                                                                          (Y/N)
     D.** Flexible premium variable life contracts? (Y/N)_________________  N
                                                                          (Y/N)
     E.** Other types of insurance  products  registered under the
          Securities Act of 1933._________________________________________  N
                                                                          (Y/N)

118.** State the number of series  existing  at the end of the period that had

       securities registered under the Securities Act of 1933 _______       NA

119.** State the number of new series for which  registration  statements under

       the Securities Act of 1933 became effective during the period___     NA

120.** State the total value of the portfolio securities on the date of deposit

       for the new series included in item 119 ($000's omitted)____         $0

121.** State  the  number of series  for  which a  current  prospectus  was in

       existence at the end of the period ________________                  NA

122.**State the number of existing series for which additional units were regis-tered under the Securities Act of 1933 during the current period. None


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For period ending 12/31/2006                            If filing more than one
File number 811-8536                                        Page 50 "X" box: __


123.** State the total value of the  additional  units  considered in
       answering item 122 ($000's omitted) _________                        $0

124.** State the total  value of units of prior  series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
       subsequent series)($000'S omitted) ______________________            $0

125.** State  the  total  dollar  amount  of  sales  loads  collected  (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the
       sale of  units of all  series  of Registrant ($000's omitted).       $0

126. Of the amount shown in item 125 state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series
       placed in the portfolio of a subsequent series.) ($000's omitted).   $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period(excluding distributions of realized gains, if any):

                                           Number of Total Assets Total Income
                                            Series      $000's    Distributions
                                           Investing   omitted    000s omitted

A. U.S. Treasury direct issue  ___________   ______   $________   $___________

B. U.S Government agency _________________   ______   $________   $___________

C. State and municipal tax-free___________   ______   $________   $___________

D. Public utility debt ___________________   ______   $________   $___________

E. Brokers or dealers debt or debt of
   brokers' or dealers' parent ___________   ______   $________   $___________

F. All other corporate intermed. & long-
   term debt _____________________________   ______   $________   $___________

G.All other corporate short-term debt ____   ______   $________   $___________

H.Equity securities of brokers or dealers
  or parents of brokers or dealers________   ______   $________   $___________

I.Investment company equity securities____            $           $___________

J.All other equity securities_____________   __1___   $_146,066   $___________

K.Other securities________________________   ______   $________   $___________

L.Total assets of all series of registrant   ______   $ 146,066   $___________



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For period ending 12/31/2006                            If filing more than one
File number 811-8536                                     Page 51, "X" box:   __


128.**Is the timely  payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N) N
        [If answer is "N" (No), go to item 131.]                            Y/N

129.**Is the issuer of any  instrument  covered in item 128  delinquent  or in default as to payment of principal or interest at the end of the current period?(Y/N)_________
              [If answer is "N" (No), go to item 131.]                     Y/N

130.**In  computations  of NAV or offering  price per unit, is any part of the value attributed to instruments identified in item 129 derived from
      insurance or guarantees? (Y/N)____                                   Y/N

131.   Total  expenses  incurred by all series of Registrant  during the current reporting period ($000's omitted) _________________________  $1,862


132.**List the "811" (Investment  Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-8536     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____




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This report is signed on behalf of the registrant in the City of  Indianapolis,
State of Indiana, on the 28th day of February, 2007.

                        AUL AMERICAN INDIVIDUAL UNIT TRUST
                              (Name of Registrant)




    by:\s\ Daniel Schluge, CPA              witness: \s\ Linda K. Kientz
        ___________________                      _____________________

     Daniel Schluge, CPA                    Linda K. Kientz
     Controller                        Manager, Separate Accounts Administration
     American United Life Insurance Co.     American United Life Insurance Co.